Employee-related expenditure - Number of employees (Details) - employee	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Number and average number of employees [abstract]
Permanent employees	31,020	30,600	29,726
Non-permanent employees	250	300	374
Total number of employees	31,270	30,900	30,100
Mining
Number and average number of employees [abstract]
Total number of employees	7,471	7,483	7,263
Exploration And Production International
Number and average number of employees [abstract]
Total number of employees	430	416	413
Energy
Number and average number of employees [abstract]
Total number of employees	5,069	5,008	4,820
Base Chemicals
Number and average number of employees [abstract]
Total number of employees	6,723	6,430	6,145
Performance Chemicals
Number and average number of employees [abstract]
Total number of employees	6,601	6,443	6,342
Group Functions
Number and average number of employees [abstract]
Total number of employees	4,976	5,120	5,117